Note 18 - Financial Instruments and Financial Risk (Tables)	12 Months Ended
Oct. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
As of October 31	2013	2012
	Fair Value	Fair Value
Assets
Embedded derivatives(a)	$60	$10
Foreign currency forward contracts under cash flow hedges(b)	$84	$195
Liabilities
Embedded derivatives(a)	$1,908	$814
Foreign currency forward contracts under cash flow hedges(b)	$609	$60

Derivative Instruments, Gain (Loss) [Table Text Block]
Years ended October 31	2013	2012	2011
Realized (gain) loss on foreign currency forward contracts under cash flow hedges	$168	$(561)	$-
Unrealized gain (loss) on foreign currency forward contracts under cash flow hedges	$(828)	$639	$55
Realized (gain) loss on foreign currency forward contracts not under cash flow hedges	$-	$(482)	$(327)
Unrealized (loss) gain on foreign currency forward contracts not under cash flow hedges	$-	$(79)	$(10)
Unrealized (loss) gain on embedded derivatives recorded in change in fair value of embedded derivatives	$(1,044)	$(12,020)	$2,649

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
			As of October 31, 2013
Description	Level 1	Level 2	Level 3	Total
Cash equivalents	$100	$-	$-	$100
Derivative assets(Note 8)	$-	$144	$-	$144
Derivative liabilities (Note 12(b))	$-	$2,517	$-	$2,517
			As of October 31, 2012
Description	Level 1	Level 2	Level 3	Total
Cash equivalents	$100	$-	$-	$100
Derivative assets (Note 8)	$-	$205	$-	$205
Derivative liabilities (Note 12(b))	$-	$874	$-	$874